UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler & Company, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number: 28-1384

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     July 15, 2003

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   44

FORM 13F INFORMATION TABLE VALUE TOTAL:   $119,842,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY COM                 COM              88579Y101     2932    22735 SH       SOLE                    20535        0     2200
ALCOA INC COM                  COM              013817101     3615   141755 SH       SOLE                   128255        0    13500
BAC CAP TR IV GTD CAP SECS %   PREFERRED STOCKS 055185201      206     8000 SH       SOLE                     8000        0        0
BANK NEW YORK INC COM          COM              064057102     3901   135687 SH       SOLE                   122787        0    12900
BANK OF AMERICA                COM              060505104     3411    43160 SH       SOLE                    39060        0     4100
BP AMOCO ADS                   COM              055622104      200     4762 SH       SOLE                     4762        0        0
BRISTOL MYERS SQUIBB           COM              110122108     4718   173777 SH       SOLE                   159277        0    14500
CATERPILLAR, INC.              COM              149123101     3270    58747 SH       SOLE                    53147        0     5600
CITIGROUP INC.                 COM              172967101     5598   130802 SH       SOLE                   119702        0    11100
CONAGRA INC COM                COM              205887102     3427   145210 SH       SOLE                   131260        0    13950
CONOCOPHILLIPS COM             COM              20825C104     3483    63566 SH       SOLE                    57466        0     6100
CONSOLIDATED EDISON INC COM    COM              209115104     3320    76710 SH       SOLE                    69360        0     7350
DOW CHEMICAL COMPANY           COM              260543103     2880    93025 SH       SOLE                    84475        0     8550
DU PONT E.I. DE NEMOURS        COM              263534109     3193    76672 SH       SOLE                    69372        0     7300
EMERSON ELECTRIC CO.           COM              291011104     2786    54525 SH       SOLE                    49425        0     5100
EXELON CORP                    COM              30161N101     3150    52665 SH       SOLE                    48165        0     4500
EXXON MOBIL CORP               COM              30231G102     5049   140611 SH       SOLE                   132161        0     8450
GENERAL ELECTRIC CO            COM              369604103     3253   113420 SH       SOLE                   102570        0    10850
GENERAL MILLS, INC.            COM              370334104     3271    68995 SH       SOLE                    63445        0     5550
GENERAL MOTORS CORP.           COM              370442105     3166    87950 SH       SOLE                    79550        0     8400
GENERAL MTRS CORP SR NT7.25% 7 PREFERRED STOCKS 370442774      227     9100 SH       SOLE                     9100        0        0
HEWLETT PACKARD COMPANY        COM              428236103     4315   202570 SH       SOLE                   177920        0    24650
HONEYWELL INTERNATIONAL, INC.  COM              438516106     3673   136791 SH       SOLE                   123691        0    13100
J.P. MORGAN CHASE & CO         COM              46625H100     5572   163015 SH       SOLE                   145665        0    17350
JOHNSON & JOHNSON              COM              478160104      414     8000 SH       SOLE                     8000        0        0
KERR MCGEE CORP COM            COM              492386107     1765    39400 SH       SOLE                    35850        0     3550
KIMBERLY-CLARK CORP            COM              494368103     3394    65090 SH       SOLE                    58840        0     6250
LINCOLN NATIONAL CORP          COM              534187109      306     8600 SH       SOLE                     8600        0        0
MARSH & MCLENNAN COS.          COM              571748102      306     6000 SH       SOLE                     6000        0        0
MCGRAW COS. INC.               COM              580645109      719    11600 SH       SOLE                    11600        0        0
MERCK & COMPANY, INC.          COM              589331107     3783    62472 SH       SOLE                    57172        0     5300
NATIONAL FUEL GAS CO N J COM   COM              636180101     4723   181300 SH       SOLE                   163900        0    17400
PFIZER, INC.                   COM              717081103      500    14650 SH       SOLE                    14650        0        0
PNC FINANCIAL SERVICES GROUP   COM              693475105      542    11100 SH       SOLE                    11100        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     2979    33400 SH       SOLE                    30150        0     3250
PUBLIC SERVICE ENTERPRS        COM              744573106      593    14025 SH       SOLE                    14025        0        0
SBC COMMUNICATIONS INC         COM              78387G103     3703   144945 SH       SOLE                   131245        0    13700
SOUTHERN CO COM                COM              842587107     3300   105900 SH       SOLE                    95600        0    10300
U S BANCORP                    COM              902973304     4205   171642 SH       SOLE                   155592        0    16050
UNION PAC CORP COM             COM              907818108     2081    35868 SH       SOLE                    32518        0     3350
VERIZON COMMUNICATIONS         COM              92343V104      618    15676 SH       SOLE                    15676        0        0
WELLS FARGO NEW                COM              949746101     2755    54667 SH       SOLE                    48617        0     6050
WEYERHAEUSER CO.               COM              962166104     3665    67875 SH       SOLE                    61875        0     6000
WYETH                          COM              983024100      875    19220 SH       SOLE                    19220        0        0
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